Ultra Series Fund | September 30, 2020

Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	INVESTMENT COMPANIES - 95.6%
	Bond Funds - 66.3%
	Baird Aggregate Bond Fund Institutional Shares	1,116,894	$13,224,023
	iShares 20+ Year Treasury Bond ETF	38,919	6,353,916
	iShares 7-10 Year Treasury Bond ETF	13,470	1,640,915
	iShares MBS ETF	118,890	13,125,456
	Madison Core Bond Fund Class Y (A)	2,758,239	29,706,233
	Vanguard Intermediate-Term Corporate Bond ETF	54,885	5,257,983
	Vanguard Short-Term Corporate Bond ETF	191,287	15,848,128
			85,156,654
	Foreign Stock Funds - 8.7%
	iShares MSCI EAFE Minimum Volatility ETF	33,408	2,276,087
	iShares MSCI China ETF	26,588	1,972,032
	JPMorgan BetaBuilders Japan ETF	26,473	653,089
	SPDR S&P Emerging Asia Pacific ETF	16,575	1,846,289
	Vanguard FTSE All World ex-U.S. Small-Cap ETF	15,068	1,586,510
	Vanguard FTSE All-World ex-U.S. ETF	57,388	2,895,224
			11,229,231
	Stock Funds - 20.6%
	Madison Dividend Income Fund Class Y (A)	307,653	8,202,042
	Madison Investors Fund Class Y (A)	359,739	8,806,414
	Madison Mid Cap Fund Class Y (A)	124,836	1,405,653
	VanEck Vectors Gold Miners ETF	95,019	3,720,944
	Vanguard Information Technology ETF	13,875	4,321,369
			26,456,422
Total Investment Companies ( Cost $114,821,965 )			122,842,307
	SHORT-TERM INVESTMENTS - 4.9%
	Short-Term Investments - 4.9%
	State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (B)	6,264,315	6,264,315
Total Short-Term Investments ( Cost $6,264,315 )			6,264,315
TOTAL INVESTMENTS - 100.5% ( Cost $121,086,280 )			129,106,622
NET OTHER ASSETS AND LIABILITIES - (0.5%)			(679,362)
TOTAL NET ASSETS - 100.0%			$128,427,260

(A)	Affiliated Company.
(B)	7-day yield.
EAFE	Europe, Australasia and Far East.
ETF	Exchange Traded Fund.

Ultra Series Fund | September 30, 2020

Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 90.6%
Bond Funds - 40.1%
Baird Aggregate Bond Fund Institutional Shares		766,376	$9,073,890
iShares 20+ Year Treasury Bond ETF		40,747	6,652,355
iShares 7-10 Year Treasury Bond ETF		33,205	4,045,033
iShares MBS ETF		81,488	8,996,275
Madison Core Bond Fund Class Y (A)		2,344,423	25,249,432
Vanguard Short-Term Corporate Bond ETF		211,843	17,551,193
			71,568,178
Foreign Stock Funds - 16.4%
iShares MSCI EAFE Minimum Volatility ETF		51,988	3,541,942
iShares MSCI China ETF		72,795	5,399,205
JPMorgan BetaBuilders Japan ETF		108,959	2,688,019
SPDR S&P Emerging Asia Pacific ETF		48,163	5,364,877
Vanguard FTSE All World ex-U.S. Small-Cap ETF (B)		45,755	4,817,544
Vanguard FTSE All-World ex-U.S. ETF		149,594	7,547,017
			29,358,604
Stock Funds - 34.1%
Madison Dividend Income Fund Class Y (A)		613,934	16,367,493
Madison Investors Fund Class Y (A)		843,727	20,654,439
Madison Mid Cap Fund Class Y (A)		276,419	3,112,472
VanEck Vectors Gold Miners ETF		230,647	9,032,137
Vanguard Information Technology ETF		37,459	11,666,606
			60,833,147
Total Investment Companies ( Cost $147,827,281 )			161,759,929
SHORT-TERM INVESTMENTS - 10.1%
Short-Term Investments - 10.1%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (C)		17,650,117	17,650,117
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (C) (D)		449,400	449,400
Total Short-Term Investments ( Cost $18,099,517 )			18,099,517
TOTAL INVESTMENTS - 100.7% ( Cost $165,926,798 )			179,859,446
NET OTHER ASSETS AND LIABILITIES - (0.7%)			(1,205,758)
TOTAL NET ASSETS - 100.0%			$178,653,688

(A)	Affiliated Company.
(B)	All or a portion of these securities, with an aggregate fair value of $442,218, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
EAFE	Europe, Australasia and Far East.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 86.7%
Bond Funds - 19.5%
Baird Aggregate Bond Fund Institutional Shares		68,936	$816,200
iShares 20+ Year Treasury Bond ETF		8,009	1,307,549
iShares 7-10 Year Treasury Bond ETF		6,685	814,367
iShares MBS ETF		15,806	1,744,983
Madison Core Bond Fund Class Y (A)		295,452	3,182,018
Vanguard Short-Term Corporate Bond ETF		33,191	2,749,874
			10,614,991
Foreign Stock Funds - 23.9%
iShares MSCI China ETF		35,195	2,610,413
iShares MSCI EAFE Minimum Volatility ETF (B)		15,839	1,079,111
JPMorgan BetaBuilders Japan ETF		55,337	1,365,164
SPDR S&P Emerging Asia Pacific ETF		23,286	2,593,828
Vanguard FTSE All World ex-U.S. Small-Cap ETF (B)		22,845	2,405,350
Vanguard FTSE All-World ex-U.S. ETF		58,727	2,962,777
			13,016,643
Stock Funds - 43.3%
Madison Dividend Income Fund Class Y * (A)		234,179	6,243,222
Madison Investors Fund Class Y (A)		284,137	6,955,684
Madison Mid Cap Fund Class Y (A)		143,687	1,617,914
VanEck Vectors Gold Miners ETF		94,285	3,692,201
Vanguard Information Technology ETF		16,219	5,051,407
			23,560,428
Total Investment Companies ( Cost $42,823,680 )			47,192,062
SHORT-TERM INVESTMENTS - 13.7%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (C)		7,483,027	7,483,027
Total Short-Term Investments ( Cost $7,483,027 )			7,483,027
TOTAL INVESTMENTS - 100.4% ( Cost $50,306,707 )			54,675,089
NET OTHER ASSETS AND LIABILITIES - (0.4%)			(230,762)
TOTAL NET ASSETS - 100.0%			$54,444,327

*	Non-income producing.
(A)	Affiliated Company.
(B)	All or a portion of these securities, with an aggregate fair value of $263,677, are on loan as part of a securities lending program. See Note 4 for details on the securities lending program.
(C)	7-day yield.
EAFE	Europe, Australasia and Far East.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 3.5%
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M USD LIBOR + 0.320%) (A) (B), 0.472%, 5/15/23	$275,000	$275,242
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	300,000	300,025
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	104,531
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	99,899	100,643
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	59,887	61,198
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	74,156	75,231
Chesapeake Funding II LLC, Series 2018-2A, Class B (A), 3.52%, 8/15/30	150,000	154,469
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	225,000	239,084
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	350,000	356,624
Enterprise Fleet Financing LLC, Series 2017-3, Class A2 (A), 2.13%, 5/22/23	11,204	11,214
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	467,355	475,558
Evergreen Credit Card Trust, Series 2019-1, Class B (A), 3.59%, 1/15/23	300,000	302,365
GreatAmerica Leasing Receivables Funding LLC, Series 2020-1, Class A2 (A), 1.76%, 6/15/22	300,000	302,557
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3 (A), 0.46%, 8/15/24	250,000	250,265
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	670,000	680,386
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	250,000	258,516
Wheels SPV LLC, Series 2019-1A, Class A3 (A), 2.35%, 5/22/28	200,000	206,016
Total Asset Backed Securities ( Cost $4,083,431 )		4,153,924
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.9%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (C), 2.879%, 7/25/49	306,647	314,848
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	1,212,286	107,163
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	270,883	293,364
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	376,430	415,440
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	322,489	380,613
Fannie Mae REMICS, Series 2020-44, Class TI, CMO, IO, 5.5%, 12/25/35	2,850,000	550,444
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	65,885	66,327
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	387,671	400,094
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	1,459,483	89,553
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	851,237	16,882
JPMorgan Mortgage Trust, Series 2019-3, Class A4 (A) (B) (D), 4%, 9/25/49	9,370	9,361
JPMorgan Mortgage Trust, Series 2019-5, Class A3 (A) (B) (D), 4%, 11/25/49	155,670	161,617
JPMorgan Mortgage Trust, Series 2019-5, Class A4 (A) (B) (D), 4%, 11/25/49	27,835	28,036
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (D), 3.5%, 2/25/50	317,646	325,475
JPMorgan Wealth Management Mortgage Trust, Series 2020-ATR1, Class A3 (A) (B) (D), 3%, 2/25/50	462,561	472,787
OBX Trust, Series 2019-INV1, Class A8 (A) (B) (D), 4%, 11/25/48	101,393	101,723
Onslow Bay Mortgage Loan Trust, Series 2015-1, Class 2A4 (A) (B) (D), 3%, 11/25/45	257,938	267,066
PSMC Trust, Series 2019-2, Class A1 (A) (B) (D), 3.5%, 10/25/49	157,453	162,356
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (D), 3%, 6/25/43	352,396	357,607
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (D), 4%, 4/25/49	113,651	115,641
Total Collateralized Mortgage Obligations ( Cost $4,785,713 )		4,636,397
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.2%
Fannie Mae-Aces, Series 2017-M15, Class ATS2 (B) (D), 3.196%, 11/25/27	250,000	273,395
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (B) (D), 0.722%, 1/25/22	21,330,707	108,456
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	300,000	323,236
FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, IO (B) (D), 0.432%, 9/25/26	11,855,261	196,503
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	650,000	736,785
FREMF Mortgage Trust, Series 2011-K12, Class B (A) (B) (D), 4.499%, 1/25/46	500,000	502,338
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (D), 3.681%, 11/25/47	500,000	520,065
Total Commercial Mortgage-Backed Securities ( Cost $2,522,529 )		2,660,778
CORPORATE NOTES AND BONDS - 43.0%
Communication Services - 2.6%
AT&T Inc., 2.25%, 2/1/32	500,000	500,099
Comcast Corp., 3.4%, 4/1/30	150,000	173,080

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Core Bond Fund Portfolio of Investments (unaudited)

Comcast Corp., 4.7%, 10/15/48	250,000	333,400
Verizon Communications Inc., 4.329%, 9/21/28	347,000	420,737
Verizon Communications Inc., 3.875%, 2/8/29	300,000	354,901
Verizon Communications Inc., 4.4%, 11/1/34	300,000	374,003
Vodafone Group PLC (E), 3.75%, 1/16/24	250,000	272,924
Vodafone Group PLC (E), 5%, 5/30/38	250,000	311,626
Walt Disney Co./The, 3.8%, 3/22/30	300,000	356,133
		3,096,903
Consumer Discretionary - 6.6%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	400,000	423,495
Costco Wholesale Corp., 1.6%, 4/20/30	400,000	406,693
Costco Wholesale Corp., 1.75%, 4/20/32	150,000	153,895
Discovery Communications LLC, 5%, 9/20/37	500,000	595,969
DISH DBS Corp., 6.75%, 6/1/21	150,000	153,750
eBay Inc., 1.9%, 3/11/25	325,000	338,716
Estee Lauder Cos. Inc./The, 2.6%, 4/15/30	200,000	218,501
Expedia Group Inc., 3.25%, 2/15/30	350,000	337,229
Ford Foundation/The, Series 2020, 2.415%, 6/1/50	400,000	410,928
Kimberly-Clark Corp., 3.1%, 3/26/30	225,000	258,112
Lennar Corp., 4.75%, 4/1/21	500,000	504,375
Lowe's Cos. Inc., 4.55%, 4/5/49	400,000	513,267
McDonald's Corp., MTN, 2.125%, 3/1/30	250,000	260,136
McDonald's Corp., MTN, 4.875%, 12/9/45	400,000	518,690
McDonald's Corp., MTN, 4.2%, 4/1/50	150,000	182,564
NIKE Inc., 2.85%, 3/27/30	150,000	168,468
NIKE Inc., 3.375%, 3/27/50	600,000	700,877
QVC Inc., 4.75%, 2/15/27	225,000	231,120
Southwest Airlines Co., 5.25%, 5/4/25	350,000	385,476
Southwest Airlines Co., 5.125%, 6/15/27	500,000	546,558
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	500,000	546,330
		7,855,149
Consumer Staples - 1.8%
General Mills Inc., 2.875%, 4/15/30	200,000	219,284
Hershey Co./The, 0.9%, 6/1/25	250,000	251,297
Hormel Foods Corp., 1.8%, 6/11/30	200,000	206,437
Keurig Dr Pepper Inc., 3.8%, 5/1/50	300,000	345,156
Mars Inc. (A), 3.875%, 4/1/39	350,000	412,248
Mars Inc. (A), 2.375%, 7/16/40	350,000	350,012
Sysco Corp., 5.95%, 4/1/30	300,000	380,229
		2,164,663
Energy - 4.6%
Enbridge Inc., Series 20-A, (5 year CMT + 5.314%) (B) (E), 5.75%, 7/15/80	275,000	284,836
Energy Transfer Operating L.P., 5.25%, 4/15/29	300,000	322,082
EnLink Midstream Partners L.P., 5.45%, 6/1/47	550,000	346,500
Enterprise Products Operating LLC, 3.75%, 2/15/25	500,000	555,741
Helmerich & Payne Inc., 4.65%, 3/15/25	200,000	220,222
Kinder Morgan Inc., 5.55%, 6/1/45	550,000	652,902
Marathon Petroleum Corp., 4.7%, 5/1/25	275,000	310,770
MPLX L.P., 4.8%, 2/15/29	250,000	286,209
MPLX L.P., 2.65%, 8/15/30	200,000	195,213
Occidental Petroleum Corp., 3.5%, 8/15/29	450,000	344,790
Occidental Petroleum Corp., 4.4%, 8/15/49	200,000	140,021
ONEOK Inc., 5.85%, 1/15/26	100,000	115,010
Phillips 66, 2.15%, 12/15/30	500,000	486,248
Sabine Pass Liquefaction LLC (A), 4.5%, 5/15/30	250,000	281,613
Valero Energy Partners L.P., 4.5%, 3/15/28	850,000	952,071
		5,494,228
Financial Exchanges & Data - 0.3%
MetLife Inc., Series G, (5 year CMT + 3.576%) (B), 3.85%, 9/15/25	350,000	349,213

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Core Bond Fund Portfolio of Investments (unaudited)

Financials - 14.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (E), 4.5%, 9/15/23	150,000	154,583
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (E), 4.625%, 10/15/27	200,000	193,710
Affiliated Managers Group Inc., 4.25%, 2/15/24	500,000	550,867
Aflac Inc., 4.75%, 1/15/49	400,000	515,813
Air Lease Corp. (F), 3.75%, 2/1/22	250,000	255,101
American Express Co., 2.5%, 8/1/22	150,000	155,443
American International Group Inc., 4.75%, 4/1/48	200,000	245,032
Bank of America Corp., MTN, 2.503%, 10/21/22	400,000	408,592
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	400,000	415,450
Bank of New York Mellon Corp./The, Series G, (5 year CMT + 4.358%) (B), 4.7%, 9/20/25	325,000	344,825
Belrose Funding Trust (A), 2.33%, 8/15/30	200,000	197,652
Capital One Financial Corp., 3.3%, 10/30/24	400,000	433,547
Cboe Global Markets Inc., 3.65%, 1/12/27	365,000	415,216
Citigroup Inc. (3M USD LIBOR + 1.192%) (B), 4.075%, 4/23/29	450,000	520,480
Credit Suisse Group AG (SOFR + 2.044%) (A) (B) (E), 2.193%, 6/5/26	225,000	231,759
Discover Bank, 3.45%, 7/27/26	75,000	82,102
Discover Financial Services, Series D, (5 year CMT + 5.783%) (B), 6.125%, 6/23/25	300,000	317,340
Empower Finance 2020 L.P. (A), 3.075%, 9/17/51	125,000	129,803
Fifth Third Bancorp, 2.55%, 5/5/27	175,000	188,440
Goldman Sachs Group Inc./The (3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	400,000	432,955
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	500,000	553,107
Healthpeak Properties Inc., 3.25%, 7/15/26	250,000	279,091
Huntington Bancshares Inc., Series G, (7 year CMT + 4.045%) (B), 4.45%, 10/15/27	125,000	123,750
Huntington Bancshares Inc., 2.55%, 2/4/30	250,000	261,857
Huntington National Bank/The, 3.55%, 10/6/23	250,000	272,021
Intercontinental Exchange Inc., 2.35%, 9/15/22	200,000	207,004
Intercontinental Exchange Inc., 3.75%, 9/21/28	200,000	231,446
JPMorgan Chase & Co., 3.125%, 1/23/25	900,000	981,771
JPMorgan Chase & Co., Series II, (SOFR + 2.745%) (B), 4%, 4/1/25	400,000	378,000
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	250,000	254,759
Liberty Mutual Group Inc. (A), 4.25%, 6/15/23	166,000	181,976
Liberty Mutual Group Inc. (A), 4.569%, 2/1/29	400,000	482,575
Liberty Mutual Group Inc. (A), 3.95%, 5/15/60	150,000	164,721
M&T Bank Corp., 3.55%, 7/26/23	250,000	270,929
Markel Corp. (5 year CMT + 5.662%) (B), 6%, 6/1/25	250,000	264,375
Mitsubishi UFJ Financial Group Inc. (E), 3.195%, 7/18/29	400,000	441,908
Morgan Stanley (SOFR + 1.990%) (B), 2.188%, 4/28/26	175,000	183,275
Morgan Stanley, 4.3%, 1/27/45	500,000	633,631
National Securities Clearing Corp. (A), 1.5%, 4/23/25	400,000	412,428
PNC Bank NA, 2.7%, 10/22/29	125,000	135,002
Prudential Financial Inc. (5 year CMT + 3.035%) (B), 3.7%, 10/1/50	250,000	255,075
Regions Financial Corp., 3.2%, 2/8/21	350,000	352,559
Regions Financial Corp., 2.75%, 8/14/22	400,000	416,019
Regions Financial Corp., 2.25%, 5/18/25	500,000	528,083
Royal Bank of Canada, MTN (E), 1.15%, 6/10/25	500,000	506,984
State Street Corp. (SOFR + 1.490%) (B), 3.031%, 11/1/34	125,000	136,254
Synchrony Financial, 3.75%, 8/15/21	100,000	102,008
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	300,000	306,563
Truist Bank, 2.25%, 3/11/30	325,000	335,287
Truist Financial Corp., MTN, 1.95%, 6/5/30	225,000	231,395
USAA Capital Corp. (A), 2.125%, 5/1/30	175,000	184,380
Wells Fargo & Co., (SOFR + 2.000%) (B), 2.188%, 4/30/26	350,000	365,060
Wells Fargo & Co., MTN, (SOFR + 2.100%) (B), 2.393%, 6/2/28	250,000	260,820
Western Union Co./The, 2.85%, 1/10/25	125,000	131,771
		17,014,594
Health Care - 4.2%
AbbVie Inc. (A), 5%, 12/15/21	250,000	260,687
AbbVie Inc., 3.75%, 11/14/23	400,000	436,484

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Core Bond Fund Portfolio of Investments (unaudited)

Anthem Inc., 2.375%, 1/15/25	300,000	319,042
Becton, Dickinson and Co., 2.894%, 6/6/22	500,000	517,705
Cigna Corp., 4.375%, 10/15/28	50,000	59,478
Cigna Corp., 4.9%, 12/15/48	200,000	259,602
CVS Health Corp., 5.125%, 7/20/45	750,000	947,617
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	250,000	256,064
Humana Inc., 2.5%, 12/15/20	400,000	401,672
Royalty Pharma PLC (A) (E), 2.2%, 9/2/30	250,000	249,550
Royalty Pharma PLC (A) (E), 3.55%, 9/2/50	250,000	242,440
Upjohn Inc. (A), 2.7%, 6/22/30	400,000	414,144
Zoetis Inc., 3%, 9/12/27	300,000	331,655
Zoetis Inc., 3%, 5/15/50	250,000	267,895
		4,964,035
Industrials - 3.4%
Boeing Co./The, 5.805%, 5/1/50	350,000	423,423
Carlisle Cos. Inc., 3.5%, 12/1/24	200,000	219,242
Carrier Global Corp. (A), 3.577%, 4/5/50	150,000	159,350
DAE Funding LLC (A), 5.25%, 11/15/21	200,000	202,000
FedEx Corp., 3.8%, 5/15/25	300,000	339,373
Masco Corp., 4.375%, 4/1/26	150,000	174,141
Otis Worldwide Corp., 2.565%, 2/15/30	300,000	322,419
Quanta Services Inc., 2.9%, 10/1/30	250,000	255,152
Textron Inc., 2.45%, 3/15/31	250,000	248,421
TransDigm Inc. (A), 6.25%, 3/15/26	200,000	208,859
Vulcan Materials Co., 3.5%, 6/1/30	500,000	559,961
WRKCo Inc., 3.9%, 6/1/28	450,000	512,894
Xylem Inc., 2.25%, 1/30/31	350,000	371,089
		3,996,324
Information Technology - 2.9%
Broadcom Inc., 4.15%, 11/15/30	250,000	280,836
Citrix Systems Inc., 4.5%, 12/1/27	105,000	120,317
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	250,000	330,303
Intuit Inc., 1.65%, 7/15/30	250,000	253,986
Lam Research Corp., 1.9%, 6/15/30	350,000	363,161
Marvell Technology Group Ltd. (E), 4.2%, 6/22/23	400,000	431,860
Micron Technology Inc., 2.497%, 4/24/23	250,000	259,614
NXP BV / NXP Funding LLC / NXP USA Inc. (A) (E), 3.15%, 5/1/27	200,000	216,159
Oracle Corp., 4%, 7/15/46	750,000	888,998
Salesforce.com Inc., 3.7%, 4/11/28	250,000	295,167
		3,440,401
Materials - 0.7%
DuPont de Nemours Inc., 4.725%, 11/15/28	300,000	360,351
EI du Pont de Nemours and Co., 1.7%, 7/15/25	150,000	155,698
Nutrition & Biosciences Inc. (A), 1.832%, 10/15/27	250,000	251,133
		767,182
Real Estate - 0.4%
Host Hotels & Resorts L.P., Series I, 3.5%, 9/15/30	200,000	191,442
Iron Mountain Inc. (A), 4.5%, 2/15/31	100,000	100,940
Store Capital Corp., 4.5%, 3/15/28	200,000	214,319
		506,701
Utilities - 1.2%
Dominion Energy Gas Holdings LLC, Series B, 3%, 11/15/29	150,000	165,233
Duke Energy Corp., 3.75%, 9/1/46	650,000	742,049
Florida Power and Light Co., 2.85%, 4/1/25	225,000	246,683
Interstate Power and Light Co., 3.5%, 9/30/49	225,000	246,476
		1,400,441
Total Corporate Notes and Bonds ( Cost $46,956,115 )		51,049,834
LONG TERM MUNICIPAL BONDS - 2.2%
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,194,720

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Core Bond Fund Portfolio of Investments (unaudited)

New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	502,180
Washington County Hillsboro School District #1J, General Obligation, 4.355%, 6/30/34	800,000	900,416
Total Long Term Municipal Bonds ( Cost $2,572,674 )		2,597,316
MORTGAGE BACKED SECURITIES - 22.6%
Fannie Mae - 14.1%
3%, 9/1/30 Pool # 890696	736,262	788,473
3%, 12/1/30 Pool # AL8924	311,557	330,399
7%, 11/1/31 Pool # 607515	18,334	21,207
3.5%, 12/1/31 Pool # MA0919	84,229	89,556
6.5%, 3/1/32 Pool # 631377	23,511	26,295
7%, 5/1/32 Pool # 644591	5,828	6,074
6.5%, 6/1/32 Pool # 545691	180,796	204,621
3.5%, 8/1/32 Pool # MA3098	120,711	128,083
5.5%, 11/1/33 Pool # 555880	233,037	274,282
7%, 7/1/34 Pool # 792636	33,904	35,397
2.5%, 10/1/34 Pool # MA3797	179,820	187,768
4%, 2/1/35 Pool # MA2177	875,113	953,807
5%, 8/1/35 Pool # 829670	280,501	321,288
5%, 9/1/35 Pool # 820347	408,517	469,796
5%, 9/1/35 Pool # 835699	287,906	323,693
3.5%, 12/1/35 Pool # MA2473	562,034	604,157
5%, 12/1/35 Pool # 850561	98,267	113,113
4%, 6/1/36 Pool # AL8618	243,913	265,989
5.5%, 10/1/36 Pool # 901723	219,450	256,597
6.5%, 10/1/36 Pool # 894118	250,414	290,833
6%, 11/1/36 Pool # 902510	287,307	339,695
6%, 10/1/37 Pool # 947563	318,476	375,021
6.5%, 8/1/38 Pool # 987711	515,201	642,035
3%, 11/1/39 Pool # MA3831	188,334	197,203
4%, 1/1/41 Pool # AB2080	958,429	1,058,263
4.5%, 7/1/41 Pool # AB3274	373,548	420,567
5.5%, 7/1/41 Pool # AL6588	729,294	849,535
4%, 9/1/41 Pool # AJ1406	557,184	607,985
3.5%, 6/1/42 Pool # AO4136	1,029,263	1,113,819
4%, 6/1/42 Pool # MA1087	261,541	288,918
3.5%, 8/1/42 Pool # AP2133	465,594	503,866
3.5%, 9/1/42 Pool # AB6228	907,408	983,947
4%, 10/1/42 Pool # AP7363	593,629	654,967
3.5%, 3/1/43 Pool # AT0310	523,464	567,946
4%, 1/1/45 Pool # AS4257	131,490	144,309
4.5%, 2/1/45 Pool # MA2193	505,095	553,280
3.5%, 11/1/45 Pool # BA4907	365,519	389,880
3.5%, 12/1/45 Pool # AS6309	182,018	194,270
4.5%, 10/1/46 Pool # MA2783	66,713	73,248
4%, 12/1/46 Pool # BD2379	268,265	289,182
3%, 1/1/47 Pool # BE0108	351,110	378,908
4%, 7/1/48 Pool # MA3415	414,613	442,272
		16,760,544
Freddie Mac - 8.4%
4.5%, 2/1/25 Pool # J11722	77,776	82,621
4.5%, 5/1/25 Pool # J12247	150,348	159,897
8%, 6/1/30 Pool # C01005	8,273	9,905
7%, 3/1/31 Pool # C48129	40,771	41,446
2.5%, 2/1/32 Pool # ZS8641	206,331	216,015
2.5%, 10/1/34 Pool # SB8010	432,855	452,217
5.5%, 11/1/34 Pool # A28282	455,802	526,126
2.5%, 6/1/35 Pool # RC1421	387,814	405,238
5.5%, 1/1/37 Pool # G04593	142,106	165,703
4%, 10/1/41 Pool # Q04092	424,747	468,500

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Core Bond Fund Portfolio of Investments (unaudited)

3%, 9/1/42 Pool # C04233		1,105,030	1,177,160
3%, 4/1/43 Pool # V80025		1,365,160	1,456,526
3%, 4/1/43 Pool # V80026		1,322,516	1,409,316
3.5%, 8/1/44 Pool # Q27927		394,761	426,352
3%, 7/1/45 Pool # G08653		613,688	647,619
3.5%, 8/1/45 Pool # Q35614		721,364	779,656
3%, 10/1/46 Pool # G60722		729,523	782,581
4%, 3/1/47 Pool # Q46801		451,508	484,471
3.5%, 12/1/47 Pool # Q52955		336,980	357,239
			10,048,588
Ginnie Mae - 0.1%
6.5%, 2/20/29 Pool # 2714		32,210	37,396
6.5%, 4/20/31 Pool # 3068		23,919	28,451
			65,847
Total Mortgage Backed Securities ( Cost $25,371,934 )			26,874,979
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 18.8%
U.S. Treasury Bonds - 9.7%
6.625%, 2/15/27		$2,000,000	2,787,031
4.500%, 5/15/38		2,000,000	3,127,812
3.750%, 8/15/41		750,000	1,102,646
3.000%, 5/15/45		1,250,000	1,677,100
2.500%, 5/15/46		1,000,000	1,238,242
3.375%, 11/15/48		750,000	1,094,063
1.250%, 5/15/50		500,000	475,313
			11,502,207
U.S. Treasury Notes - 9.1%
0.125%, 10/15/24		504,855	535,906
2.500%, 8/15/23		1,000,000	1,067,266
2.750%, 11/15/23		2,000,000	2,160,781
2.125%, 3/31/24		1,000,000	1,067,734
2.250%, 11/15/25		750,000	824,531
1.500%, 8/15/26		1,250,000	1,332,812
2.375%, 5/15/27		750,000	845,596
0.375%, 9/30/27		625,000	621,191
2.875%, 5/15/28		1,250,000	1,471,289
2.625%, 2/15/29		750,000	876,387
			10,803,493
Total U.S. Government and Agency Obligations ( Cost $18,435,655 )			22,305,700
		Shares
SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (G)		2,384,107	2,384,107
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (G) (H)		10,500	10,500
Total Short-Term Investments ( Cost $2,394,607 )			2,394,607
TOTAL INVESTMENTS - 98.2% ( Cost $107,122,658 )			116,673,535
NET OTHER ASSETS AND LIABILITIES - 1.8%			2,196,602
TOTAL NET ASSETS - 100.0%			$118,870,137

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Floating rate or variable rate note. Rate shown is as of September 30, 2020.
(C)	Stepped rate security. Rate shown is as of September 30, 2020.
(D)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 3.0% of total net assets.
(F)	All or a portion of these securities, with an aggregate fair value of $10,265, are on loan as part of a securities lending program. See footnote (H) and Note 4 for details on the securities lending program.
(G)	7-day yield.
(H)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Core Bond Fund Portfolio of Investments (unaudited)

DAC	Designated Activity Company.
FHLMC	Federal Home Loan Mortgage Corp or Freddie Mac.
FREMF	Freddie Mac Multifamily.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
LLC	Limited Liability Company.
MTN	Medium Term Note.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 90.0%
Communication Services - 6.9%
CenturyLink Inc., 6.45%, 6/15/21	$205,000	$210,381
Diamond Sports Group LLC / Diamond Sports Finance Co. (A), 5.375%, 8/15/26	240,000	169,800
GrubHub Holdings Inc. (A), 5.5%, 7/1/27	200,000	207,500
Hughes Satellite Systems Corp., 5.25%, 8/1/26	225,000	239,211
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	37,500	37,920
Telesat Canada / Telesat LLC (A) (B), 6.5%, 10/15/27	125,000	125,900
ViaSat Inc. (A), 6.5%, 7/15/28	225,000	225,326
		1,216,038
Consumer Discretionary - 17.3%
Avon International Operations Inc. (A), 7.875%, 8/15/22	250,000	252,946
Central Garden & Pet Co., 6.125%, 11/15/23	250,000	254,688
Diamond Resorts International Inc. (A), 7.75%, 9/1/23	250,000	240,000
DISH DBS Corp., 6.75%, 6/1/21	300,000	307,500
Ford Motor Co., 9%, 4/22/25	300,000	343,953
IRB Holding Corp. (A), 6.75%, 2/15/26	250,000	250,000
Live Nation Entertainment Inc. (A), 6.5%, 5/15/27	125,000	134,905
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	500,000	506,250
Penske Automotive Group Inc., 5.75%, 10/1/22	275,000	275,000
Scientific Games International Inc. (A), 5%, 10/15/25	275,000	276,375
Vail Resorts Inc. (A), 6.25%, 5/15/25	200,000	212,250
		3,053,867
Consumer Staples - 8.5%
Brink's Co./The (A), 5.5%, 7/15/25	125,000	130,313
Edgewell Personal Care Co. (A), 5.5%, 6/1/28	125,000	131,529
Lamb Weston Holdings Inc. (A), 4.875%, 5/15/28	125,000	135,000
NCL Corp. Ltd. (A) (B), 12.25%, 5/15/24	100,000	112,000
Pilgrim's Pride Corp. (A), 5.75%, 3/15/25	350,000	356,562
Royal Caribbean Cruises Ltd. (A) (B), 9.125%, 6/15/23	150,000	159,000
Simmons Foods Inc. (A), 5.75%, 11/1/24	325,000	325,338
US Foods Inc. (A), 6.25%, 4/15/25	150,000	158,812
		1,508,554
Energy - 10.9%
American Midstream Partners L.P. / American Midstream Finance Corp. (A), 9.5%, 12/15/21	375,000	372,187
Berry Petroleum Co. LLC (A), 7%, 2/15/26	125,000	97,188
Buckeye Partners L.P. (A), 4.125%, 3/1/25	125,000	118,750
Callon Petroleum Co., 6.25%, 4/15/23	375,000	120,000
Energizer Holdings Inc. (A), 4.75%, 6/15/28	150,000	155,235
EnerSys (A), 4.375%, 12/15/27	125,000	127,500
Indigo Natural Resources LLC (A), 6.875%, 2/15/26	100,000	97,328
Murphy Oil USA Inc., 5.625%, 5/1/27	400,000	425,000
Occidental Petroleum Corp., 2.7%, 2/15/23	181,000	165,615
Sunoco L.P. / Sunoco Finance Corp., 4.875%, 1/15/23	250,000	251,250
		1,930,053
Financials - 11.4%
Credit Acceptance Corp. (A), 5.125%, 12/31/24	175,000	173,780
Diversified Healthcare Trust, 9.75%, 6/15/25	150,000	166,842
Genworth Mortgage Holdings Inc. (A), 6.5%, 8/15/25	250,000	261,175
Jefferies Finance LLC / JFIN Co-Issuer Corp. (A), 7.25%, 8/15/24	250,000	259,062
MGIC Investment Corp., 5.25%, 8/15/28	200,000	206,285
MPT Operating Partnership L.P. / MPT Finance Corp., 5%, 10/15/27	400,000	417,080
NFP Corp. (A), 6.875%, 8/15/28	100,000	101,238
Nielsen Finance LLC / Nielsen Finance Co. (A), 5.625%, 10/1/28	100,000	103,430
Quicken Loans LLC (A), 5.75%, 5/1/25	200,000	205,900
SBA Communications Corp. (A), 3.875%, 2/15/27	125,000	126,875
		2,021,667
Health Care - 6.8%
DaVita Inc. (A), 3.75%, 2/15/31	250,000	240,887

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

High Income Fund Portfolio of Investments (unaudited)

HCA Inc., 5.875%, 2/15/26		250,000	280,000
LifePoint Health Inc. (A), 6.75%, 4/15/25		125,000	131,563
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (A) (B), 10%, 4/15/25		425,000	325,125
MEDNAX Inc. (A), 5.25%, 12/1/23		225,000	227,813
			1,205,388
Industrials - 18.2%
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A) (C), 5.25%, 3/15/25		250,000	227,512
DAE Funding LLC (A), 5.25%, 11/15/21		250,000	252,500
DAE Funding LLC (A), 5%, 8/1/24		250,000	251,900
Delta Air Lines Inc., 7.375%, 1/15/26		200,000	209,669
Intelligent Packaging Ltd. Finco Inc. / Intelligent Packaging Ltd. Co-Issuer LLC (A) (B), 6%, 9/15/28		100,000	101,405
Mueller Industries Inc., 6%, 3/1/27		250,000	250,000
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22		265,000	265,662
Quicken Loans LLC / Quicken Loans Co-Issuer Inc. (A), 3.875%, 3/1/31		350,000	345,625
Spirit AeroSystems Inc. (A), 7.5%, 4/15/25		250,000	253,435
Standard Industries Inc. (A), 4.375%, 7/15/30		150,000	153,790
Tennant Co., 5.625%, 5/1/25		275,000	285,395
TransDigm Inc. (A), 6.25%, 3/15/26		275,000	287,181
US Concrete Inc. (A), 5.125%, 3/1/29		100,000	100,250
Waste Pro USA Inc. (A), 5.5%, 2/15/26		225,000	227,698
			3,212,022
Information Technology - 5.5%
Alliance Data Systems Corp. (A), 4.75%, 12/15/24		500,000	468,650
Donnelley Financial Solutions Inc., 8.25%, 10/15/24		275,000	288,063
Solera LLC / Solera Finance Inc. (A), 10.5%, 3/1/24		200,000	209,000
			965,713
Materials - 2.5%
Berry Global Inc., 5.125%, 7/15/23		106,000	107,601
Sealed Air Corp. (A), 5.125%, 12/1/24		300,000	324,937
			432,538
Real Estate - 1.4%
Iron Mountain Inc. (A), 4.875%, 9/15/27		250,000	254,941
Utilities - 0.6%
AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.875%, 8/20/26		100,000	109,923
Total Corporate Notes and Bonds ( Cost $16,050,228 )			15,910,704
		Shares
EXCHANGE TRADED FUNDS - 2.8%
Bond Funds - 2.8%
iShares iBoxx High Yield Corporate Bond ETF		5,900	495,010
Total Exchange Traded Funds ( Cost $508,730 )			495,010
SHORT-TERM INVESTMENTS - 7.0%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (D)		1,010,124	1,010,124
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (D) (E)		227,850	227,850
Total Short-Term Investments ( Cost $1,237,974 )			1,237,974
TOTAL INVESTMENTS - 99.8% ( Cost $17,796,932 )			17,643,688
NET OTHER ASSETS AND LIABILITIES - 0.2%			28,603
TOTAL NET ASSETS - 100.0%			$17,672,291

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 4.7% of total net assets.
(C)	All or a portion of these securities, with an aggregate fair value of $223,498, are on loan as part of a securities lending program. See footnote (E) and Note 4 for details on the securities lending program.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
LLC	Limited Liability Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 68.6%
Communication Services - 5.8%
Comcast Corp., Class A	131,500	$6,083,190
Verizon Communications Inc.	104,500	6,216,705
		12,299,895
Consumer Discretionary - 7.9%
Home Depot Inc./The	24,300	6,748,353
Lowe's Cos. Inc.	15,600	2,587,416
McDonald's Corp.	21,800	4,784,882
Starbucks Corp.	31,500	2,706,480
		16,827,131
Consumer Staples - 8.6%
Coca-Cola Co./The	54,000	2,665,980
Colgate-Palmolive Co.	24,500	1,890,175
Hershey Co./The	12,500	1,791,750
Nestle S.A., ADR	30,000	3,577,650
PepsiCo Inc.	33,500	4,643,100
Procter & Gamble Co./The	28,000	3,891,720
		18,460,375
Financials - 9.1%
BlackRock Inc.	8,800	4,959,240
CME Group Inc.	11,800	1,974,258
JPMorgan Chase & Co.	35,500	3,417,585
Northern Trust Corp.	52,933	4,127,186
Travelers Cos. Inc./The	27,500	2,975,225
US Bancorp	53,500	1,917,975
		19,371,469
Health Care - 11.4%
Amgen Inc.	12,000	3,049,920
Bristol-Myers Squibb Co.	82,000	4,943,780
Johnson & Johnson	40,000	5,955,200
Medtronic PLC	24,000	2,494,080
Merck & Co. Inc.	46,500	3,857,175
Novartis AG, ADR	17,000	1,478,320
Pfizer Inc.	69,000	2,532,300
		24,310,775
Industrials - 9.1%
3M Co.	22,200	3,555,996
Caterpillar Inc.	31,000	4,623,650
Emerson Electric Co.	54,094	3,546,944
Fastenal Co.	74,000	3,336,660
Honeywell International Inc.	9,100	1,497,951
Union Pacific Corp.	14,800	2,913,676
		19,474,877
Information Technology - 10.9%
Accenture PLC, Class A	10,700	2,418,093
Analog Devices Inc.	30,200	3,525,548
Automatic Data Processing Inc.	11,300	1,576,237
Cisco Systems Inc.	123,000	4,844,970
Paychex Inc.	35,500	2,831,835
TE Connectivity Ltd.	38,500	3,762,990
Texas Instruments Inc.	30,900	4,412,211
		23,371,884
Materials - 2.0%
Linde PLC	18,000	4,286,340

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Diversified Income Fund Portfolio of Investments (unaudited)

Utilities - 3.8%
Dominion Energy Inc.	48,000	3,788,640
NextEra Energy Inc.	15,600	4,329,936
		8,118,576
Total Common Stocks ( Cost $99,790,816 )		146,521,322
	Par Value
ASSET BACKED SECURITIES - 1.5%
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M USD LIBOR + 0.320%) (A) (B), 0.472%, 5/15/23	$150,000	150,132
CarMax Auto Owner Trust, Series 2018-3, Class A3, 3.13%, 6/15/23	163,180	166,393
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	100,000	100,008
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	104,531
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	62,437	62,902
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	151,715	155,035
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	74,156	75,231
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	130,000	138,138
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	300,000	305,677
Enterprise Fleet Financing LLC, Series 2017-3, Class A2 (A), 2.13%, 5/22/23	2,490	2,492
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	467,355	475,558
Evergreen Credit Card Trust, Series 2019-1, Class B (A), 3.59%, 1/15/23	230,000	231,813
GreatAmerica Leasing Receivables Funding LLC, Series 2020-1, Class A2 (A), 1.76%, 6/15/22	200,000	201,705
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3 (A), 0.46%, 8/15/24	250,000	250,265
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	390,000	396,045
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	150,000	155,109
Wheels SPV LLC, Series 2019-1A, Class A2 (A), 2.3%, 5/22/28	141,964	143,544
Total Asset Backed Securities ( Cost $3,063,854 )		3,114,578
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5%
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	252,824	273,806
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	362,126	399,653
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	294,271	347,309
Fannie Mae REMICS, Series 2020-44, Class TI, CMO, IO, 5.5%, 12/25/35	1,450,000	280,051
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	112,946	113,703
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	232,603	240,056
Freddie Mac REMICS, Series 4037, Class B, 3%, 4/15/27	450,000	476,148
JPMorgan Mortgage Trust, Series 2019-3, Class A4 (A) (B) (C), 4%, 9/25/49	7,496	7,489
JPMorgan Mortgage Trust, Series 2019-5, Class A4 (A) (B) (C), 4%, 11/25/49	55,670	56,073
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.5%, 2/25/50	202,138	207,120
JPMorgan Wealth Management Mortgage Trust, Series 2020-ATR1, Class A3 (A) (B) (C), 3%, 2/25/50	138,768	141,836
OBX Trust, Series 2019-INV1, Class A8 (A) (B) (C), 4%, 11/25/48	60,836	61,034
Onslow Bay Mortgage Loan Trust, Series 2015-1, Class 2A4 (A) (B) (C), 3%, 11/25/45	257,938	267,066
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	94,472	97,414
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3%, 6/25/43	201,369	204,347
Total Collateralized Mortgage Obligations ( Cost $3,107,762 )		3,173,105
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5%
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	200,000	215,491
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	300,000	340,054
FREMF Mortgage Trust, Series 2011-K12, Class B (A) (B) (C), 4.499%, 1/25/46	250,000	251,169
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.681%, 11/25/47	300,000	312,039
Total Commercial Mortgage-Backed Securities ( Cost $1,052,420 )		1,118,753
CORPORATE NOTES AND BONDS - 12.0%
Communication Services - 0.8%
AT&T Inc., 2.25%, 2/1/32	200,000	200,040
AT&T Inc., 4.75%, 5/15/46	500,000	587,383
Comcast Corp., 4.15%, 10/15/28	275,000	331,380
Verizon Communications Inc., 4.329%, 9/21/28	309,000	374,662
Walt Disney Co./The, 3.8%, 3/22/30	150,000	178,067
		1,671,532

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Diversified Income Fund Portfolio of Investments (unaudited)

Consumer Discretionary - 1.7%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	300,000	317,621
Costco Wholesale Corp., 1.6%, 4/20/30	300,000	305,020
Discovery Communications LLC, 5%, 9/20/37	300,000	357,581
DISH DBS Corp., 6.75%, 6/1/21	150,000	153,750
eBay Inc., 1.9%, 3/11/25	50,000	52,110
Expedia Group Inc., 3.25%, 2/15/30	250,000	240,878
Ford Foundation/The, Series 2020, 2.415%, 6/1/50	200,000	205,464
Kimberly-Clark Corp., 3.1%, 3/26/30	125,000	143,396
Lennar Corp., 4.75%, 4/1/21	350,000	353,062
Lowe's Cos. Inc., 4.55%, 4/5/49	200,000	256,634
McDonald's Corp., MTN, 2.125%, 3/1/30	100,000	104,054
NIKE Inc., 3.375%, 3/27/50	200,000	233,625
Southwest Airlines Co., 5.25%, 5/4/25	75,000	82,602
Southwest Airlines Co., 5.125%, 6/15/27	300,000	327,935
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	350,000	382,431
		3,516,163
Consumer Staples - 0.4%
Hershey Co./The, 0.9%, 6/1/25	75,000	75,389
Hormel Foods Corp., 1.8%, 6/11/30	75,000	77,414
Keurig Dr Pepper Inc., 3.8%, 5/1/50	100,000	115,052
Mars Inc. (A), 3.875%, 4/1/39	150,000	176,678
Mars Inc. (A), 2.375%, 7/16/40	250,000	250,008
Sysco Corp., 5.95%, 4/1/30	125,000	158,429
		852,970
Energy - 2.0%
Enbridge Inc., Series 20-A, (5 year CMT + 5.314%) (B) (D), 5.75%, 7/15/80	75,000	77,683
Energy Transfer Operating L.P., 5.25%, 4/15/29	100,000	107,361
Enterprise Products Operating LLC, 3.75%, 2/15/25	250,000	277,871
Exxon Mobil Corp., 4.114%, 3/1/46	500,000	594,128
Kinder Morgan Inc., 5.55%, 6/1/45	250,000	296,773
Marathon Petroleum Corp., 4.7%, 5/1/25	125,000	141,259
MPLX L.P., 4.8%, 2/15/29	150,000	171,726
MPLX L.P., 2.65%, 8/15/30	100,000	97,606
Occidental Petroleum Corp., 3.5%, 8/15/29	200,000	153,240
Phillips 66, 2.15%, 12/15/30	250,000	243,124
Phillips 66, 4.65%, 11/15/34	500,000	597,157
Sabine Pass Liquefaction LLC (A), 4.5%, 5/15/30	100,000	112,645
Schlumberger Holdings Corp. (A), 4%, 12/21/25	26,000	29,111
Schlumberger Holdings Corp. (A), 3.9%, 5/17/28	390,000	419,929
Valero Energy Corp., 6.625%, 6/15/37	500,000	628,944
Valero Energy Partners L.P., 4.5%, 3/15/28	350,000	392,029
		4,340,586
Financials - 3.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (D), 4.625%, 10/15/27	150,000	145,283
American Express Co., 2.5%, 8/1/22	150,000	155,443
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	250,000	259,656
Bank of America Corp., MTN, (3M USD LIBOR + 1.090%) (B), 3.093%, 10/1/25	200,000	215,660
Bank of New York Mellon Corp./The, Series G, (5 year CMT + 4.358%) (B), 4.7%, 9/20/25	125,000	132,625
Belrose Funding Trust (A), 2.33%, 8/15/30	100,000	98,826
Capital One Financial Corp., 3.3%, 10/30/24	400,000	433,547
Cboe Global Markets Inc., 3.65%, 1/12/27	300,000	341,273
Credit Suisse Group AG (SOFR + 2.044%) (A) (B) (D), 2.193%, 6/5/26	175,000	180,257
Discover Financial Services, Series D, (5 year CMT + 5.783%) (B), 6.125%, 6/23/25	175,000	185,115
Empower Finance 2020 L.P. (A), 3.075%, 9/17/51	75,000	77,882
Fifth Third Bancorp, 2.55%, 5/5/27	125,000	134,600
Goldman Sachs Group Inc./The (3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	250,000	270,597
Healthpeak Properties Inc., 3.25%, 7/15/26	200,000	223,273
Huntington Bancshares Inc., 2.55%, 2/4/30	150,000	157,114

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Diversified Income Fund Portfolio of Investments (unaudited)

JPMorgan Chase & Co., Series II, (SOFR + 2.745%) (B), 4%, 4/1/25	350,000	330,750
JPMorgan Chase & Co., 2.95%, 10/1/26	200,000	220,094
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	125,000	127,380
Liberty Mutual Group Inc. (A), 3.95%, 5/15/60	50,000	54,907
Markel Corp. (5 year CMT + 5.662%) (B), 6%, 6/1/25	125,000	132,187
Mitsubishi UFJ Financial Group Inc. (D), 3.195%, 7/18/29	300,000	331,431
Morgan Stanley, MTN, 3.875%, 1/27/26	200,000	227,955
Morgan Stanley, 4.3%, 1/27/45	500,000	633,631
Prudential Financial Inc. (5 year CMT + 3.035%) (B), 3.7%, 10/1/50	125,000	127,537
Regions Financial Corp., 3.2%, 2/8/21	200,000	201,462
Regions Financial Corp., 2.75%, 8/14/22	250,000	260,012
Regions Financial Corp., 2.25%, 5/18/25	125,000	132,021
Royal Bank of Canada, MTN (D), 1.15%, 6/10/25	250,000	253,492
Synchrony Financial, 3.75%, 8/15/21	50,000	51,004
Synchrony Financial, 3.7%, 8/4/26	250,000	267,532
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	100,000	102,188
Truist Bank, 2.25%, 3/11/30	50,000	51,583
Truist Financial Corp., MTN, 1.95%, 6/5/30	50,000	51,421
Wells Fargo & Co. (SOFR + 2.000%) (B), 2.188%, 4/30/26	150,000	156,454
Wells Fargo & Co., MTN, (SOFR + 2.100%) (B), 2.393%, 6/2/28	175,000	182,574
Western Union Co./The, 2.85%, 1/10/25	200,000	210,834
		7,117,600
Health Care - 1.3%
AbbVie Inc., 3.75%, 11/14/23	225,000	245,522
Anthem Inc., 2.375%, 1/15/25	200,000	212,695
Cigna Corp., 4.375%, 10/15/28	50,000	59,478
Cigna Corp., 4.9%, 12/15/48	100,000	129,801
CVS Health Corp., 5.125%, 7/20/45	400,000	505,396
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	75,000	76,819
Humana Inc., 2.5%, 12/15/20	300,000	301,254
Royalty Pharma PLC (A) (D), 2.2%, 9/2/30	200,000	199,640
Royalty Pharma PLC (A) (D), 3.55%, 9/2/50	200,000	193,952
UnitedHealth Group Inc., 3.7%, 8/15/49	150,000	179,462
Upjohn Inc. (A), 2.7%, 6/22/30	200,000	207,072
Zoetis Inc., 3%, 9/12/27	225,000	248,742
Zoetis Inc., 3%, 5/15/50	175,000	187,526
		2,747,359
Industrials - 0.8%
Boeing Co./The, 5.805%, 5/1/50	75,000	90,734
DAE Funding LLC (A), 5.25%, 11/15/21	100,000	101,000
FedEx Corp., 3.8%, 5/15/25	125,000	141,405
Masco Corp., 4.375%, 4/1/26	75,000	87,071
Quanta Services Inc., 2.9%, 10/1/30	150,000	153,091
Textron Inc., 2.45%, 3/15/31	150,000	149,053
TransDigm Inc. (A), 6.25%, 3/15/26	100,000	104,430
Vulcan Materials Co., 3.5%, 6/1/30	325,000	363,974
WRKCo Inc., 3.9%, 6/1/28	175,000	199,459
WRKCo Inc., 3%, 6/15/33	100,000	108,779
Xylem Inc., 2.25%, 1/30/31	100,000	106,025
		1,605,021
Information Technology - 1.0%
Broadcom Inc., 4.15%, 11/15/30	100,000	112,334
Broadridge Financial Solutions Inc., 2.9%, 12/1/29	300,000	324,999
Citrix Systems Inc., 4.5%, 12/1/27	85,000	97,400
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	175,000	231,212
Intel Corp., 3.734%, 12/8/47	435,000	519,490
Intuit Inc., 1.65%, 7/15/30	100,000	101,594
Lam Research Corp., 1.9%, 6/15/30	75,000	77,820
Micron Technology Inc., 2.497%, 4/24/23	175,000	181,730
Oracle Corp., 4%, 7/15/46	300,000	355,599

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Diversified Income Fund Portfolio of Investments (unaudited)

Thomson Reuters Corp. (D), 4.3%, 11/23/23	200,000	218,981
		2,221,159

Materials - 0.3%
DuPont de Nemours Inc., 4.725%, 11/15/28	295,000	354,345
EI du Pont de Nemours and Co., 1.7%, 7/15/25	50,000	51,899
Nutrition & Biosciences Inc. (A), 1.832%, 10/15/27	250,000	251,133
		657,377
Real Estate - 0.3%
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	100,000	104,880
Host Hotels & Resorts L.P., Series I, 3.5%, 9/15/30	100,000	95,721
Iron Mountain Inc. (A), 4.5%, 2/15/31	100,000	100,940
Store Capital Corp., 4.5%, 3/15/28	200,000	214,319
		515,860
Utilities - 0.1%
Florida Power and Light Co., 2.85%, 4/1/25	125,000	137,046
Interstate Power and Light Co., 3.5%, 9/30/49	150,000	164,318
		301,364
Total Corporate Notes and Bonds ( Cost $23,251,649 )		25,546,991
LONG TERM MUNICIPAL BONDS - 0.8%
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,194,720
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	502,180
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	70,000	70,281
Total Long Term Municipal Bonds ( Cost $1,815,871 )		1,767,181
MORTGAGE BACKED SECURITIES - 7.0%
Fannie Mae - 4.5%
3%, 9/1/30 Pool # 890696	348,756	373,487
3%, 12/1/30 Pool # AL8924	249,246	264,319
7%, 11/1/31 Pool # 607515	18,334	21,207
3.5%, 12/1/31 Pool # MA0919	105,287	111,945
7%, 5/1/32 Pool # 644591	3,204	3,339
3.5%, 8/1/32 Pool # MA3098	120,711	128,083
5.5%, 10/1/33 Pool # 254904	95,025	111,950
5.5%, 11/1/33 Pool # 555880	233,037	274,282
5%, 5/1/34 Pool # 780890	304,631	350,687
7%, 7/1/34 Pool # 792636	16,228	16,942
4%, 2/1/35 Pool # MA2177	420,727	458,561
5%, 9/1/35 Pool # 820347	166,963	192,008
5%, 9/1/35 Pool # 835699	120,514	135,494
5%, 12/1/35 Pool # 850561	41,108	47,318
5.5%, 9/1/36 Pool # 831820	222,454	259,984
5.5%, 10/1/36 Pool # 901723	82,294	96,224
5.5%, 12/1/36 Pool # 903059	156,769	178,540
4%, 1/1/41 Pool # AB2080	425,969	470,339
4.5%, 7/1/41 Pool # AB3274	117,749	132,570
5.5%, 7/1/41 Pool # AL6588	420,747	490,116
4%, 9/1/41 Pool # AJ1406	247,637	270,215
4%, 10/1/41 Pool # AJ4046	377,618	419,673
3.5%, 6/1/42 Pool # AO4136	385,974	417,682
3.5%, 6/1/42 Pool # AO4134	316,149	345,320
3.5%, 8/1/42 Pool # AP2133	387,995	419,889
4%, 10/1/42 Pool # AP7363	312,436	344,719
3%, 2/1/43 Pool # AL3072	524,712	569,636
3%, 2/1/43 Pool # AB8486	685,156	730,029
3.5%, 3/1/43 Pool # AT0310	333,113	361,420
4%, 1/1/45 Pool # AS4257	94,965	104,223
4.5%, 2/1/45 Pool # MA2193	285,234	312,444
3.5%, 4/1/45 Pool # MA2229	282,696	302,717
3.5%, 11/1/45 Pool # BA4907	365,519	389,880

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Diversified Income Fund Portfolio of Investments (unaudited)

3.5%, 12/1/45 Pool # AS6309	68,257	72,851
4%, 7/1/48 Pool # MA3415	310,960	331,704
		9,509,797
Freddie Mac - 2.5%
4.5%, 2/1/25 Pool # J11722	46,666	49,573
4.5%, 5/1/25 Pool # J12247	42,285	44,971
8%, 6/1/30 Pool # C01005	6,619	7,924
6.5%, 1/1/32 Pool # C62333	60,870	69,715
2.5%, 10/1/34 Pool # SB8010	541,070	565,271
2.5%, 6/1/35 Pool # RC1421	339,337	354,583
3.5%, 11/1/40 Pool # G06168	186,864	202,203
4.5%, 9/1/41 Pool # Q03516	316,662	355,506
4%, 10/1/41 Pool # Q04092	424,747	468,500
3%, 9/1/42 Pool # C04233	353,610	376,691
3%, 4/1/43 Pool # V80025	546,064	582,610
3%, 4/1/43 Pool # V80026	529,006	563,726
3%, 7/1/45 Pool # G08653	368,213	388,572
3.5%, 8/1/45 Pool # Q35614	480,909	519,771
3%, 10/1/46 Pool # G60722	403,566	432,917
4%, 3/1/47 Pool # Q46801	361,206	387,577
		5,370,110
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068	19,698	23,430
Total Mortgage Backed Securities ( Cost $14,114,598 )		14,903,337
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.4%
U.S. Treasury Bonds - 2.5%
6.625%, 2/15/27	1,100,000	1,532,867
3.000%, 5/15/42	600,000	799,078
2.500%, 2/15/45	750,000	925,078
2.500%, 5/15/46	500,000	619,121
2.250%, 8/15/46	500,000	591,836
3.000%, 5/15/47	400,000	543,125
3.375%, 11/15/48	250,000	364,688
1.250%, 5/15/50	60,000	57,038
		5,432,831
U.S. Treasury Notes - 2.9%
1.625%, 8/15/22	1,000,000	1,028,086
2.500%, 8/15/23	1,000,000	1,067,265
1.500%, 8/15/26	500,000	533,125
2.375%, 5/15/27	1,000,000	1,127,461
0.375%, 9/30/27	320,000	318,050
2.875%, 5/15/28	1,000,000	1,177,031
2.625%, 2/15/29	750,000	876,387
		6,127,405
Total U.S. Government and Agency Obligations ( Cost $9,794,201 )		11,560,236
	Shares
SHORT-TERM INVESTMENTS - 2.3%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (E)	4,958,314	4,958,314
Total Short-Term Investments ( Cost $4,958,314 )		4,958,314
TOTAL INVESTMENTS - 99.6% ( Cost $160,949,485 )		212,663,817
NET OTHER ASSETS AND LIABILITIES - 0.4%		755,450
TOTAL NET ASSETS - 100.0%		$213,419,267

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Floating rate or variable rate note. Rate shown is as of September 30, 2020.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Diversified Income Fund Portfolio of Investments (unaudited)

(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.8% of total net assets.
(E)	7-day yield.
ADR	American Depositary Receipt.
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FHLMC	Federal Home Loan Mortgage Corp or Freddie Mac.
FREMF	Freddie Mac Multifamily.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
LLC	Limited Liability Company.
MTN	Medium Term Note.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.9%
Communication Services - 7.3%
Comcast Corp., Class A	150,000	$6,939,000
Verizon Communications Inc.	142,000	8,447,580
		15,386,580
Consumer Discretionary - 9.8%
Home Depot Inc./The	34,300	9,525,453
Lowe's Cos. Inc.	22,800	3,781,608
McDonald's Corp.	23,000	5,048,270
Starbucks Corp.	28,000	2,405,760
		20,761,091
Consumer Staples - 8.9%
Coca-Cola Co./The	43,000	2,122,910
Colgate-Palmolive Co.	37,000	2,854,550
Hershey Co./The	14,000	2,006,760
Nestle S.A., ADR	18,500	2,206,217
PepsiCo Inc.	43,000	5,959,800
Procter & Gamble Co./The	27,000	3,752,730
		18,902,967
Financials - 13.3%
BlackRock Inc.	13,000	7,326,150
CME Group Inc.	16,000	2,676,960
JPMorgan Chase & Co.	52,000	5,006,040
Northern Trust Corp.	70,500	5,496,885
Travelers Cos. Inc./The	40,500	4,381,695
US Bancorp	94,500	3,387,825
		28,275,555
Health Care - 13.0%
Amgen Inc.	18,400	4,676,544
Bristol-Myers Squibb Co.	113,000	6,812,770
Johnson & Johnson	45,000	6,699,600
Medtronic PLC	21,000	2,182,320
Merck & Co. Inc.	38,000	3,152,100
Novartis AG, ADR	22,000	1,913,120
Pfizer Inc.	56,000	2,055,200
		27,491,654
Industrials - 11.8%
3M Co.	26,500	4,244,770
Caterpillar Inc.	42,500	6,338,875
Emerson Electric Co.	52,500	3,442,425
Fastenal Co.	105,000	4,734,450
Honeywell International Inc.	13,000	2,139,930
Union Pacific Corp.	21,000	4,134,270
		25,034,720
Information Technology - 15.3%
Accenture PLC, Class A	12,000	2,711,880
Analog Devices Inc.	44,500	5,194,930
Automatic Data Processing Inc.	18,000	2,510,820
Cisco Systems Inc.	162,000	6,381,180
Paychex Inc.	54,000	4,307,580
TE Connectivity Ltd.	50,000	4,887,000
Texas Instruments Inc.	45,000	6,425,550
		32,418,940
Materials - 12.3%
Barrick Gold Corp.	308,000	8,657,880
Franco-Nevada Corp.	40,400	5,639,032
Linde PLC	25,500	6,072,315
Royal Gold Inc.	46,500	5,587,905
		25,957,132

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Large Cap Value Fund Portfolio of Investments (unaudited)

Real Estate - 1.0%
Prologis Inc., REIT		21,500	2,163,330

Utilities - 5.2%
Dominion Energy Inc.		64,000	5,051,520
NextEra Energy Inc.		21,500	5,967,540
			11,019,060
Total Common Stocks ( Cost $171,886,626 )			207,411,029
SHORT-TERM INVESTMENTS - 2.2%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (A)		4,591,566	4,591,566
Total Short-Term Investments ( Cost $4,591,566 )			4,591,566
TOTAL INVESTMENTS - 100.1% ( Cost $176,478,192 )			212,002,595
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(114,959)
TOTAL NET ASSETS - 100.0%			$211,887,636

(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Large Cap Growth Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 96.8%
	Communication Services - 9.1%
	Alphabet Inc., Class C *	5,484	$8,059,286
	Liberty Broadband Corp., Class C *	70,289	10,042,190
			18,101,476
	Consumer Discretionary - 12.8%
	Dollar Tree Inc. *	77,200	7,051,448
	Lowe's Cos. Inc.	78,236	12,976,223
	TJX Cos. Inc./The	98,724	5,493,991
			25,521,662
	Financials - 18.5%
	Berkshire Hathaway Inc., Class B *	37,924	8,075,536
	Brookfield Asset Management Inc., Class A	139,582	4,614,581
	Marsh & McLennan Cos. Inc.	64,547	7,403,541
	Progressive Corp./The	104,577	9,900,305
	US Bancorp	189,871	6,806,875
			36,800,838
	Health Care - 13.9%
	Alcon Inc. *	106,656	6,074,059
	Becton Dickinson and Co.	38,801	9,028,217
	Danaher Corp.	23,710	5,105,474
	Novartis AG, ADR	85,875	7,467,690
			27,675,440
	Industrials - 10.2%
	Copart Inc. *	64,202	6,751,482
	Jacobs Engineering Group Inc.	76,456	7,092,823
	PACCAR Inc.	75,666	6,452,797
			20,297,102
	Information Technology - 23.3%
	Accenture PLC, Class A	32,896	7,434,167
	Adobe Inc. *	10,129	4,967,565
	Analog Devices Inc.	63,519	7,415,208
	Cognizant Technology Solutions Corp., Class A	112,601	7,816,761
	Facebook Inc., Class A *	19,814	5,189,287
	TE Connectivity Ltd.	56,694	5,541,272
	Visa Inc., Class A	39,477	7,894,216
			46,258,476
	Materials - 6.3%
	Linde PLC	21,695	5,166,230
	PPG Industries Inc.	60,485	7,384,009
			12,550,239
	Real Estate - 2.7%
	American Tower Corp., REIT	22,160	5,356,737
Total Common Stocks ( Cost $134,506,180 )			192,561,970
	SHORT-TERM INVESTMENTS - 3.2%
	State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (A)	6,348,924	6,348,924
Total Short-Term Investments ( Cost $6,348,924 )			6,348,924
TOTAL INVESTMENTS - 100.0% ( Cost $140,855,104 )			198,910,894
NET OTHER ASSETS AND LIABILITIES – (0.0)%			(37,717)
TOTAL NET ASSETS - 100.0%			$198,873,177

*	Non-income producing.
(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 94.8%
Communication Service - 7.1%
Liberty Broadband Corp., Class C *	76,382	$10,912,696

Consumer Discretionary - 13.9%
CarMax Inc. *	64,073	5,888,949
Dollar Tree Inc. *	84,396	7,708,731
O'Reilly Automotive Inc. *	6,547	3,018,691
Ross Stores Inc.	50,687	4,730,111
		21,346,482
Consumer Staples - 1.5%
Brown-Forman Corp., Class B	30,538	2,300,122

Financials - 27.3%
Capital Markets - 4.4%
Brookfield Asset Management Inc., Class A	99,684	3,295,553
Moelis & Co., Class A	95,743	3,364,409
		6,659,962
Commercial Banks - 1.5%
Glacier Bancorp Inc.	71,285	2,284,685

Insurance - 21.4%
Arch Capital Group Ltd. *	241,321	7,058,639
Brown & Brown Inc.	147,958	6,698,058
Kemper Corp.	45,277	3,025,862
Markel Corp. *	6,481	6,310,550
Progressive Corp./The	60,288	5,707,465
WR Berkley Corp.	65,265	3,990,955
		32,791,529
		41,736,176
Health Care - 4.0%
Laboratory Corp. of America Holdings *	32,309	6,082,815

Industrials - 23.9%
Armstrong World Industries Inc.	44,129	3,036,517
Carlisle Cos. Inc.	44,870	5,490,742
Copart Inc. *	80,805	8,497,454
Expeditors International of Washington Inc.	37,145	3,362,365
Fastenal Co.	67,205	3,030,273
HD Supply Holdings Inc. *	132,072	5,446,649
IHS Markit Ltd.	97,880	7,684,559
		36,548,559
Information Technology - 15.3%
Amphenol Corp., Class A	42,272	4,576,790
Arista Networks Inc. *	21,509	4,450,857
CDW Corp.	40,671	4,861,405
Gartner Inc. *	51,581	6,445,046
TE Connectivity Ltd.	32,345	3,161,400
		23,495,498
Materials - 1.8%
NewMarket Corp.	7,957	2,723,840
Total Common Stocks ( Cost $81,655,421 )		145,146,188
SHORT-TERM INVESTMENTS - 6.0%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (A)	9,204,791	9,204,791
Total Short-Term Investments ( Cost $9,204,791 )		9,204,791
TOTAL INVESTMENTS - 100.8% ( Cost $90,860,212 )		154,350,979

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Mid Cap Fund Portfolio of Investments (unaudited)

NET OTHER ASSETS AND LIABILITIES - (0.8%)		(1,183,027)
TOTAL NET ASSETS - 100.0%		$153,167,952

*	Non-income producing.
(A)	7-day yield.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.5%
Australia - 1.3%
BHP Group PLC (A)	16,504	$351,846

Canada - 3.3%
Canadian National Railway Co.	3,299	351,343
Suncor Energy Inc.	20,465	249,905
TMX Group Ltd.	3,175	326,525
		927,773
China - 3.3%
Autohome Inc., ADR	3,152	302,592
ENN Energy Holdings Ltd. (A)	19,200	209,465
Ping An Insurance Group Co. of China Ltd., Class H (A)	40,500	417,807
		929,864
Denmark - 3.1%
Carlsberg AS, Class B (A)	3,015	405,970
Vestas Wind Systems AS (A)	2,914	471,504
		877,474
Finland - 2.4%
Nordea Bank Abp * (A)	42,577	324,325
Sampo Oyj, Class A (A)	8,591	339,876
		664,201
France - 14.9%
Air Liquide S.A. (A)	3,478	551,900
Alstom S.A. * (A)	7,651	380,925
BNP Paribas S.A. * (A)	5,054	183,086
Engie S.A. * (A)	55,866	746,676
Safran S.A. * (A)	4,557	448,426
Sanofi (A)	8,085	810,675
Vinci S.A. (A)	3,197	266,665
Vivendi S.A. (A)	27,788	774,512
		4,162,865
Germany - 10.2%
Continental AG (A)	2,509	271,989
Fresenius Medical Care AG & Co. KGaA (A)	3,873	327,028
Infineon Technologies AG (A)	9,771	276,390
Merck KGaA (A)	2,603	380,097
ProSiebenSat.1 Media SE * (A)	11,528	151,426
SAP SE (A)	7,027	1,094,268
Vonovia SE (A)	5,016	344,692
		2,845,890
Hong Kong - 1.1%
ESR Cayman Ltd. * (A) (B)	93,800	292,655

Ireland - 3.9%
Medtronic PLC	8,042	835,725
Ryanair Holdings PLC, ADR *	3,223	263,512
		1,099,237
Israel - 0.9%
Bank Leumi Le-Israel BM (A)	54,684	240,578

Italy - 2.2%
Enel SpA (A)	70,892	615,566

Japan - 15.6%
Daiwa House Industry Co. Ltd. (A)	16,235	417,134
Hitachi Ltd. (A)	14,500	489,951

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

International Stock Fund Portfolio of Investments (unaudited)

Kao Corp. (A)	4,730	354,940
Makita Corp. (A)	9,700	462,664
Nexon Co. Ltd. (A)	27,000	670,540
Nintendo Co. Ltd. (A)	1,500	852,720
Sumitomo Mitsui Financial Group Inc. (A)	12,300	342,262
Suzuki Motor Corp. (A)	6,100	261,272
Yamaha Corp. (A)	5,300	253,691
Z Holdings Corp. (A)	36,377	243,040
		4,348,214
Luxembourg - 0.8%
ArcelorMittal S.A. * (A)	15,869	211,628

Mexico - 0.5%
Arca Continental S.A.B. de C.V.	35,200	151,727

Netherlands - 4.3%
JDE Peet's BV * (A)	5,242	213,252
Koninklijke DSM N.V. (A)	3,741	616,501
Wolters Kluwer N.V. (A)	4,461	380,862
		1,210,615
Norway - 2.4%
Equinor ASA (A)	18,572	262,099
Telenor ASA (A)	23,675	396,675
		658,774
Portugal - 1.4%
EDP - Energias de Portugal S.A. (A)	60,438	297,057
Galp Energia SGPS S.A. (A)	8,804	81,605
		378,662
Singapore - 0.9%
DBS Group Holdings Ltd. (A)	17,690	260,190

South Korea - 1.5%
Samsung Electronics Co. Ltd. (A)	8,543	430,445

Spain - 0.8%
Banco Santander S.A. * (A)	124,937	232,753

Sweden - 1.7%
Hexagon AB, Class B * (A)	2,972	224,612
Sandvik AB * (A)	13,266	258,781
		483,393
Switzerland - 5.9%
ABB Ltd. (A)	25,310	641,482
Flughafen Zurich AG * (A)	1,413	193,485
Novartis AG (A)	9,252	804,011
		1,638,978
United Kingdom - 14.1%
3i Group PLC (A)	3,374	43,311
Aon PLC, Class A	2,701	557,216
Compass Group PLC (A)	18,540	278,307
Ferguson PLC (A)	3,995	401,962
Informa PLC * (A)	49,711	241,025
Network International Holdings PLC * (A) (B)	11,534	40,745
Prudential PLC (A)	25,266	360,716
RELX PLC (A)	30,733	680,273
RSA Insurance Group PLC (A)	38,676	224,986
Tesco PLC (A)	192,582	527,980
Unilever PLC (A)	9,392	578,715
		3,935,236

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

International Stock Fund Portfolio of Investments (unaudited)

Total Common Stocks ( Cost $23,680,410 )			26,948,564
PREFERRED STOCK - 1.7%
Germany - 1.7%
Volkswagen AG * (A)		2,910	468,331
Total Preferred Stocks ( Cost $502,451 )			468,331
SHORT-TERM INVESTMENTS - 0.6%
United States - 0.6%
State Street Institutional U.S. Government Money Market Fund, 0.03%, Premier Class (C)		170,911	170,911
Total Short-Term Investments ( Cost $170,911 )			170,911
TOTAL INVESTMENTS - 98.8% ( Cost $24,353,772 )			27,587,806
NET OTHER ASSETS AND LIABILITIES - 1.2%			329,378
TOTAL NET ASSETS - 100.0%			$27,917,184

*	Non-income producing.
(A)	Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).
(B)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

OTHER INFORMATION: Sector Allocation	% of Net Asset as of 9/30/2020
Communication Services	12.1%
Consumer Discretionary	5.5%
Consumer Staples	7.9%
Energy	2.2%
Financials	13.8%
Health Care	11.4%
Industrials	18.5%
Information Technology	10.0%
Materials	6.3%
Real Estate	3.8%
Short-Term Investments	0.6%
Utilities	6.7%
Net Other Assets and Liabilities	1.2%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Target Retirement 2020 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 90.7%
Alternative Funds - 2.0%
Invesco Optimum Yield Diversified Commodity Strategy		53,081	$725,617

Bond Funds - 67.7%
iShares 20+ Year Treasury Bond ETF		26,402	4,310,391
iShares MBS ETF		128,742	14,213,117
Schwab U.S. TIPS ETF		87,026	5,363,412
VanEck Vectors Fallen Angel High Yield Bond ETF		12,141	361,073
			24,247,993
Foreign Stock Funds - 4.0%
iShares MSCI Emerging Markets Asia ETF		2,464	184,011
iShares MSCI Germany ETF		6,045	176,091
iShares MSCI Japan Small-Cap ETF		2,479	181,959
iShares MSCI Switzerland ETF		8,728	358,459
JPMorgan BetaBuilders Japan ETF		7,103	175,231
SPDR S&P China ETF		3,145	373,689
			1,449,440
Stock Funds - 17.0%
Distillate U.S. Fundamental Stability & Value ETF		32,427	1,058,093
iShares Nasdaq Biotechnology ETF		7,883	1,067,437
iShares U.S. Home Construction ETF		6,435	364,543
Schwab Fundamental U.S. Large Co. Index ETF		9,410	364,449
VanEck Vectors Gold Miners ETF		27,261	1,067,541
Vanguard Consumer Staples ETF		4,408	720,091
Vanguard Information Technology ETF		4,632	1,442,636
			6,084,790
TOTAL INVESTMENTS - 90.7% ( Cost $30,571,525 )			32,507,840
NET OTHER ASSETS AND LIABILITIES - 9.3%			3,319,916
TOTAL NET ASSETS - 100.0%			$35,827,756

ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Target Retirement 2030 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 90.0%
Alternative Funds - 3.2%
Invesco Optimum Yield Diversified Commodity Strategy		112,832	$1,542,413
SPDR Gold Shares *		3,790	671,285
			2,213,698
Bond Funds - 40.9%
iShares 20+ Year Treasury Bond ETF		43,095	7,035,690
iShares MBS ETF		123,740	13,660,896
Schwab U.S. TIPS ETF		99,332	6,121,831
VanEck Vectors Fallen Angel High Yield Bond ETF		37,073	1,102,551
			27,920,968
Foreign Stock Funds - 16.3%
iShares MSCI Emerging Markets Asia ETF		9,418	703,336
iShares MSCI Germany ETF		23,944	697,489
iShares MSCI Japan Small-Cap ETF		19,111	1,402,747
iShares MSCI Switzerland ETF		66,597	2,735,139
JPMorgan BetaBuilders Japan ETF		83,143	2,051,138
SPDR S&P China ETF		29,490	3,504,002
			11,093,851
Stock Funds - 29.6%
Distillate U.S. Fundamental Stability & Value ETF		81,296	2,652,689
iShares Nasdaq Biotechnology ETF		10,027	1,357,756
iShares U.S. Home Construction ETF		23,162	1,312,127
Schwab Fundamental U.S. Large Co. Index ETF		48,454	1,876,623
VanEck Vectors Gold Miners ETF		109,301	4,280,227
Vanguard Consumer Staples ETF		12,672	2,070,098
Vanguard Industrials ETF		4,697	679,985
Vanguard Information Technology ETF		19,047	5,932,188
			20,161,693
TOTAL INVESTMENTS - 90.0% ( Cost $56,449,482 )			61,390,210
NET OTHER ASSETS AND LIABILITIES - 10.0%			6,791,307
TOTAL NET ASSETS - 100.0%			$68,181,517

*	Non-income producing.
ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Target Retirement 2040 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 90.0%
Alternative Funds - 3.2%
Invesco Optimum Yield Diversified Commodity Strategy		67,846	$927,455
SPDR Gold Shares *		2,267	401,531
			1,328,986
Bond Funds - 32.9%
iShares 20+ Year Treasury Bond ETF		26,057	4,254,066
iShares MBS ETF		56,420	6,228,768
Schwab U.S. TIPS ETF		40,398	2,489,729
VanEck Vectors Fallen Angel High Yield Bond ETF		23,855	709,447
			13,682,010
Foreign Stock Funds - 20.3%
iShares MSCI Emerging Markets Asia ETF		11,441	854,414
iShares MSCI Germany ETF		28,931	842,760
iShares MSCI Japan Small-Cap ETF		17,834	1,309,016
iShares MSCI Switzerland ETF		50,292	2,065,492
JPMorgan BetaBuilders Japan ETF		50,156	1,237,348
SPDR S&P China ETF		17,796	2,114,521
			8,423,551
Stock Funds - 33.6%
Distillate U.S. Fundamental Stability & Value ETF		49,358	1,610,552
iShares Nasdaq Biotechnology ETF		6,157	833,719
iShares U.S. Home Construction ETF		15,061	853,206
Schwab Fundamental U.S. Large Co. Index ETF		41,040	1,589,479
VanEck Vectors Gold Miners ETF		66,361	2,598,697
Vanguard Consumer Staples ETF		10,161	1,659,901
Vanguard Industrials ETF		2,832	409,989
Vanguard Information Technology ETF		14,141	4,404,214
			13,959,757
TOTAL INVESTMENTS - 90.0% ( Cost $33,888,047 )			37,394,304
NET OTHER ASSETS AND LIABILITIES - 10.0%			4,167,900
TOTAL NET ASSETS - 100.0%			$41,562,204

*	Non-income producing.
ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Target Retirement 2050 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 89.9%
Alternative Funds - 3.3%
Invesco Optimum Yield Diversified Commodity Strategy		49,108	$671,306
SPDR Gold Shares *		1,615	286,049
			957,355
Bond Funds - 24.8%
iShares 20+ Year Treasury Bond ETF		18,346	2,995,168
iShares MBS ETF		26,456	2,920,743
Schwab U.S. TIPS ETF		12,375	762,671
VanEck Vectors Fallen Angel High Yield Bond ETF		19,768	587,900
			7,266,482
Foreign Stock Funds - 24.2%
iShares MSCI Emerging Markets Asia ETF		11,974	894,218
iShares MSCI Germany ETF		30,443	886,805
iShares MSCI Japan Small-Cap ETF		16,238	1,191,869
iShares MSCI Switzerland ETF		42,337	1,738,781
JPMorgan BetaBuilders Japan ETF		35,293	870,678
SPDR S&P China ETF		12,517	1,487,270
			7,069,621
Stock Funds - 37.6%
Distillate U.S. Fundamental Stability & Value ETF		35,161	1,147,304
iShares Nasdaq Biotechnology ETF		4,318	584,700
iShares U.S. Home Construction ETF		10,696	605,928
Schwab Fundamental U.S. Large Co. Index ETF		35,691	1,382,313
VanEck Vectors Gold Miners ETF		46,532	1,822,193
Vanguard Consumer Staples ETF		8,952	1,462,399
Vanguard Industrials ETF		1,994	288,671
Vanguard Information Technology ETF		11,888	3,702,518
			10,996,026
TOTAL INVESTMENTS - 89.9% ( Cost $23,715,236 )			26,289,484
NET OTHER ASSETS AND LIABILITIES - 10.1%			2,951,524
TOTAL NET ASSETS - 100.0%			$29,241,008

*	Non-income producing.
ETF	Exchange Traded Fund.
TIPS	Treasury Inflation Protected Security.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: The Ultra Series Fund (the "Trust") and each series of the Trust referred to individually as a "fund", and collectively, the ("funds") values securities and other investments as follows: Equity securities, including closed-end investment companies, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities (other than short-term obligations) purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.
Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE") usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Target Allocation Fund and each Target Date Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.
Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.
Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.
All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Target Allocation Funds and Target Date Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these funds. However, an Underlying Fund may need to “fair value” one or more of its investments,

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Notes to Portfolio of Investments (unaudited)

which may, in turn, require a Target Allocation Fund or Target Date Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.
A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.
In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.
2. Illiquid Securities: Each fund currently limits investments in illiquid investments, as defined by Rule 22e-4 under the 1940 Act, to 15% of net assets at the time of purchase. An illiquid investment is generally defined as a security that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. At September 30, 2020, there were no illiquid securities held in the funds.
3. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)
The valuation techniques used by the funds to measure fair value for the period ended September 30, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Notes to Portfolio of Investments (unaudited)

that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of September 30, 2020, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.
The following is a summary of the inputs used as of September 30, 2020, in valuing the funds' investments carried at fair value:

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Investments	Inputs	Inputs	Value at
Fund[1]	(Level 1)	(Level 2)	(Level 3)	9/30/20
Conservative Allocation
Investment Companies	$122,842,307	$–	$–	$122,842,307
Short-Term Investments	6,264,315	–	–	6,264,315
	129,106,622	–	–	129,106,622
Moderate Allocation
Investment Companies	161,759,929	–	–	161,759,929
Short-Term Investments	18,099,517	–	–	18,099,517
	179,859,446	–	–	179,859,446
Aggressive Allocation
Investment Companies	47,192,062	–	–	47,192,062
Short-Term Investments	7,483,027	–	–	7,483,027
	54,675,089	–	–	54,675,089
Core Bond
Asset Backed Securities	–	4,153,924	–	4,153,924
Collateralized Mortgage Obligations	–	4,636,397	–	4,636,397
Commercial Mortgage-Backed Securities	–	2,660,778	–	2,660,778
Corporate Notes and Bonds	–	51,049,834	–	51,049,834
Long Term Municipal Bonds	–	2,597,316	–	2,597,316
Mortgage Backed Securities	–	26,874,979	–	26,874,979
U.S. Government and Agency Obligations	–	22,305,700	–	22,305,700
Short-Term Investments	2,394,607	–	–	2,394,607
	2,394,607	114,278,928	–	116,673,535
High Income
Corporate Notes and Bonds	–	15,910,704	–	15,910,704
Exchange Traded Funds	495,010	–	–	495,010
Short-Term Investments	1,237,974	–	–	1,237,974
	1,732,984	15,910,704	–	17,643,688
Diversified Income
Common Stocks	146,521,322	–	–	146,521,322
Asset Backed Securities	–	3,114,578	–	3,114,578
Collateralized Mortgage Obligations	–	3,173,105	–	3,173,105
Commercial Mortgage-Backed Securities	–	1,118,753	–	1,118,753
Corporate Notes and Bonds	–	25,546,991	–	25,546,991
Long Term Municipal Bonds	–	1,767,181	–	1,767,181
Mortgage Backed Securities	–	14,903,337	–	14,903,337
U.S. Government and Agency Obligations	–	11,560,236	–	11,560,236
Short-Term Investments	4,958,314	–	–	4,958,314
	151,479,636	61,184,181	–	212,663,817
Large Cap Value
Common Stocks	207,411,029	–	–	207,411,029

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Notes to Portfolio of Investments (unaudited)

Short-Term Investments	4,591,566	–	–	4,591,566
	212,002,595	–	–	212,002,595
Large Cap Growth
Common Stocks	192,561,970	–	–	192,561,970
Short-Term Investments	6,348,924	–	–	6,348,924
	198,910,894	–	–	198,910,894
Mid Cap
Common Stocks	145,146,188	–	–	145,146,188
Short-Term Investments	9,204,791	–	–	9,204,791
	154,350,979	–	–	154,350,979
International Stock
Common Stocks
Australia	–	351,846	–	351,846
Canada	–	927,773	–	927,773
China	302,592	627,272	–	929,864
Denmark	–	877,474	–	877,474
Finland	–	664,201	–	664,201
France	–	4,162,865	–	4,162,865
Germany	–	2,845,890	–	2,845,890
Hong Kong	–	292,655	–	292,655
Ireland	1,099,237	–	–	1,099,237
Israel	–	240,578	–	240,578
Italy	–	615,566	–	615,566
Japan	–	4,348,214	–	4,348,214
Luxembourg	–	211,628	–	211,628
Mexico	–	151,727	–	151,727
Netherlands	–	1,210,615	–	1,210,615
Norway	–	658,774	–	658,774
Portugal	–	378,662	–	378,662
Singapore	–	260,190	–	260,190
South Korea	–	430,445	–	430,445
Spain	–	232,753	–	232,753
Sweden	–	483,393	–	483,393
Switzerland	–	1,638,978	–	1,638,978
United Kingdom	557,216	3,378,020	–	3,935,236
Preferred Stocks	–	468,331	–	468,331
Short-Term Investments	170,911	–	–	170,911
	2,129,956	25,457,850	–	27,587,806
Madison Target Retirement 2020 Fund	32,507,840	–	–	32,507,840
Madison Target Retirement 2030 Fund	61,390,210	–	–	61,390,210
Madison Target Retirement 2040 Fund	37,394,304	–	–	37,394,304
Madison Target Retirement 2050 Fund	26,289,484	–	–	26,289,484

[1]See respective portfolio of investments for underlying holdings in each fund. For additional information on the underlying funds held in the conservative, moderate and aggressive allocation funds including shareholder prospectuses and financial reports, please visit each underlying funds website or visit the securities and exchange commission website http://www.sec.gov.

4. SECURITIES LENDING
The Board of Trustees has authorized the funds, other than the USF Target Date Funds, to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the "Agreement") and subject to the Trust's securities lending policies and procedures. Under the terms of

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Notes to Portfolio of Investments (unaudited)

the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities, based upon the prior days market value for securities loaned. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The funds do not have a master netting agreement.

As of September 30, 2020, the aggregate fair value of securities on loan for the Trust was $939,658. Cash collateral received for such loans is reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is comprised of U.S. treasuries or government securities. See below for fair value on loan and collateral breakout for each fund and each respective fund’s portfolio of investments for individual securities identified on loan.

	Fair Value on Loan	Cash Collateral*	Non-Cash Collateral*
Moderate Allocation	$ 442,218	$ 449,400	$ -
Aggressive Allocation	263,677	-	268,989
Core Bond	10,265	10,500	-
High Income	223,498	227,850	-

* Represents minimum 102% of the value of domestic securities and 105% of non-domestic securities on loan, based upon the prior days market value for securities loaned.
5. Federal Income Tax Information: At September 30, 2020, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$8,376,713	$356,371	$8,020,342
Moderate Allocation	14,437,033	504,385	13,932,648
Aggressive Allocation	4,527,622	159,240	4,368,382
Core Bond	10,274,868	723,991	9,550,877
High Income	455,260	608,504	(153,244)
Diversified Income	52,699,989	985,657	51,714,332
Large Cap Value	36,380,263	855,860	35,524,403
Large Cap Growth	62,309,608	4,253,818	58,055,790
Mid Cap	65,130,422	1,639,655	63,490,767
International Stock	4,828,340	1,594,306	3,234,034
Madison Target Retirement 2020	1,943,321	7,006	1,936,315
Madison Target Retirement 2030	5,080,995	140,267	4,940,728
Madison Target Retirement 2040	3,624,600	118,343	3,506,257
Madison Target Retirement 2050	2,673,325	99,077	2,574,248

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Notes to Portfolio of Investments (unaudited)

6. Concentration of Risks: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.
Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.
The Core Bond Fund is subject to derivatives risk, which is the risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.
The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its net assets in high yield securities.
The Target Allocation Funds and Target Date Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.
Additionally, the Target Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.
The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.
The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2020

Notes to Portfolio of Investments (unaudited)

In addition to the other risks described above and in the Prospectus, you should understand what we refer to as "unknown market risks". While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.

See accompanying Notes to Portfolios of Investments.